Pension benefits	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Pension benefits
Pension benefits

The Company has several defined benefit pension plans covering substantially all Norwegian employees. All of the plans are administered by a life insurance company. Under these plans, the Company contributes to the employee's pension plans with amounts ranging from five to eight percent of the employee's annual salary. Total payments to these plans were $0.9 million, $1.6 million and $1.8 million for the years ended December 31, 2014, 2013 and 2012, respectively.

For onshore employees in Norway, who are participants in the defined benefit plans, the primary benefits are a retirement pension of approximately 66 percent of salary at retirement age of 67 years, together with a long-term disability pension. The retirement pension per employee is capped at an annual payment of 66 percent of the total of 12 times the Norwegian Social Security Base. All employees in this group may choose to retire at 62 years of age on a pre-retirement pension. Offshore employees in Norway have a retirement and long-term disability pension of approximately 60 percent of salary at retirement age of 67. Most offshore employees on drilling units may choose to retire at 60 years of age on a pre-retirement pension.

Consolidated balance sheet position

(In US$ millions)	2014	2013
Non-current liabilities	82	58
Deferred tax	(22)	(16)
Shareholders equity	60	42

Annual pension cost

(In US$ millions)	2014	2013	2012
Service cost	13	14	12
Interest cost on prior years' benefit obligation	7	7	5
Gross pension cost for the year	20	21	17
Expected return on plan assets	(6)	(4)	(5)
Administration charges	1	—	—
Net pension cost for the year	15	17	12
Social security cost	2	2	2
Amortization of actuarial gains/losses	2	2	—
Impact of settlement/curtailment funded status	—	(2)	(4)
Total net pension cost	19	19	10

 The funded status of the defined benefit plan

(In US$ millions)	December 31, 2014	December 31, 2013
Projected benefit obligations at end of period	186	180
Plan assets at market value	(114)	(129)
Accrued pension liability exclusive social security	72	51
Social security related to pension obligations	10	7
Accrued pension liabilities	82	58

Change in benefit obligations

(In US$ millions)	2014	2013
Projected benefit obligations at beginning of period	180	171
Interest cost	7	7
Service cost	13	14
Benefits paid	(2)	(2)
Change in unrecognized actuarial gain	23	13
Foreign currency translations	(35)	(15)
Acquisition/transfer members	—	(8)
Projected benefit obligations at end of period	186	180

Change in pension plan assets

(In US$ millions)	2014	2013
Fair value of plan assets at beginning of year	129	122
Estimated return	2	5
Contribution by employer	17	19
Administration charges	(1)	—
Benefits paid	(2)	(2)
Change in unrecognized actuarial loss	(9)	—
Foreign currency translations	(22)	(10)
Acquisition/transfer members	—	(5)
Fair value of plan assets at end of year	114	129

The accumulated benefit obligation for all defined benefit pension plans was $146 million and $132 million at December 31, 2014 and 2013, respectively.

Pension obligations are actuarially determined and are critically affected by the assumptions used, including the expected return on plan assets, discount rates, compensation increases and employee turnover rates. The Company periodically reviews the assumptions used, and adjusts them and the recorded liabilities as necessary.

The expected rate of return on plan assets and the discount rate applied to projected benefits are particularly important factors in calculating the Company's pension expense and liabilities. The Company evaluates assumptions regarding the estimated rate of return on plan assets based on historical experience and future expectations on investment returns, utilizing the asset allocation classes held by the plan's portfolios. The discount rate is based on the covered bond rate in Norway. Changes in these and other assumptions used in the actuarial computations could impact the projected benefit obligations, pension liabilities, pension expense and other comprehensive income.

Assumptions used in calculation of pension obligations

(In %)	2014	2013	2012
Rate of compensation increase at the end of year	2.75%	3.75%	3.50%
Discount rate at the end of year	2.30%	4.00%	4.20%
Prescribed pension index factor	1.20%	1.40%	1.40%
Expected return on plan assets for the year	3.20%	4.40%	4.00%
Employee turnover	4.00%	4.00%	3.50%
Expected increases in Social Security Base	2.50%	3.50%	3.25%

The weighted-average asset allocation of funds related to the Company's defined benefit plan at December 31, was as follows:

Pension benefit plan assets

(In %)	2014	2013
Equity securities	7.2%	4.2%
Debt securities	51.9%	55.7%
Real estate	14.2%	13.9%
Money market	23.5%	24.7%
Other	3.2%	1.50%
Total	100.0%	100.0%

The investment policies and strategies for the pension benefit plan funds do not use target allocations for the individual asset categories. The investment objectives are to maximize returns subject to specific risk management policies. The Company diversifies its allocation of plan assets by investing in both domestic and international fixed income securities and domestic and international equity securities. These investments are readily marketable and can be sold to fund benefit payment obligations as they become payable.

Cash flows - Contributions expected to be paid

The table below shows the Company's expected annual pension plans contributions under defined benefit plans for the years 2015-2024. The expected payments are based on the assumptions used to measure the Company's obligations at December 31, 2014 and include estimated future employee services.

(In US$ millions)	December 31, 2014
2015	11
2016	12
2017	12
2018	12
2019	13
2020-2024	69
Total payments expected during the next 10 years	129